Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 157,020	$ 177,329
Short-term investments	148,155	110,209
Accounts receivable, net (Allowance for current expected credit losses of US$1,258 and US$1,471 as of December 31, 2024 and 2025, respectively)	68,413	32,662
Inventories	403	1,255
Due from related parties (Allowance for current expected credit losses of US$691 and US$334 as of December 31, 2024 and 2025, respectively)	12,832	31,519
Prepayments and other current assets (Allowance for current expected credit losses and impairment of US$6,223 and US$5,516 as of December 31, 2024 and 2025, respectively)	12,850	10,058
Total current assets	399,673	363,032
Non-current assets:
Long-term investments	1,070,596	30,599
Deferred tax assets	10,083	10,528
Property and equipment, net	54,784	55,430
Operating lease assets	1,943	450
Intangible assets, net	32,722	8,310
Goodwill	39,164
Due from a related party (Allowance for current expected credit losses of nil and US$174 as of December 31, 2024 and 2025, respectively)	19,826
Long-term prepayments and other assets	2,326	5,334
Restricted cash	806	218
Total assets	1,631,923	473,901
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of US$185,762 and US$256,407 as of December 31, 2024 and 2025, respectively)
Accounts payable	41,965	22,964
Due to related parties	8	17
Contract liabilities, current portion	43,107	39,936
Income tax payable	4,340	9,386
Accrued liabilities and other payables	81,334	52,093
Short-term borrowings and current portion of long-term borrowings	37,209	2,087
Lease liabilities	487	253
Total current liabilities.	208,450	126,736
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$97,997 and US$119,707 as of December 31, 2024 and 2025, respectively)
Contract liabilities	1,624	458
Deferred tax liabilities	6,138	1,154
Long-term borrowings	38,413	27,127
Other long-term payables	3,530	480
Lease liabilities	1,251	161
Total liabilities	259,406	156,116
Commitments and contingencies
Equity
Common shares (375,001,940 shares issued and 307,351,196 shares outstanding as of December 31, 2024; 375,001,940 shares issued and 314,277,001 shares outstanding as of December 31, 2025)	78	77
Treasury shares (67,650,744 shares and 60,724,939 shares as of December 31, 2024 and 2025, respectively)	15	16
Additional paid-in-capital	480,133	477,244
Statutory reserves	9,687	8,718
Accumulated other comprehensive loss	(17,413)	(21,694)
(Accumulated deficits)/retained earnings	900,991	(146,305)
Total Xunlei Limited's shareholders' equity	1,373,491	318,056
Non-controlling interests	(974)	(271)
Total liabilities and shareholders' equity	$ 1,631,923	$ 473,901